6. Convertible Notes Payable (Details Narrative) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
Debt Disclosure [Abstract]
Interest expense, discount accretion	$ 0	$ 69,205